UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23598

Western Asset Diversified Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

DIVERSIFIED INCOME FUND (WDI)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. It is anticipated that the Fund will dissolve on or about June 24, 2033, unless an Eligible Tender Offer is conducted and certain other conditions are satisfied, as described in this report.

II	Western Asset Diversified Income Fund

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Diversified Income Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

July 29, 2022

Western Asset Diversified Income Fund	III

Performance review

For the six months ended June 30, 2022, Western Asset Diversified Income Fund returned -18.00% based on its net asset value (“NAV”)i and -20.91% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index (USD)ii, returned -14.19% for the same period. The Lipper General Bond Closed-End Funds Category Averageiii returned -9.42% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During the six-month period, the Fund made distributions to shareholders totaling $0.71 per share. As of June 30, 2022, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2022. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2022 (unaudited)
Price Per Share	6-Month Total Return**
$15.50 (NAV)	-18.00	%†
$13.86 (Market Price)	-20.91	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “WDI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset Diversified Income Fund

“XWDIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Diversified Income Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

July 29, 2022

RISKS: The Fund is a diversified limited term closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common shares are traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. As interest rates rise, the value of fixed income securities falls. The Fund may invest in lower-rated high-yield bonds (commonly known as “junk bonds”), which are subject to greater liquidity risk and credit risk (risk of default) than higher-rated obligations. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. The Fund may invest in securities backed by subprime mortgages which involve a higher degree of risk and chance of loss. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

Western Asset Diversified Income Fund	V

Performance review (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index (USD) is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 71 funds in the Fund’s Lipper category.

VI	Western Asset Diversified Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	1

Schedule of investments (unaudited)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 61.5%
Communication Services — 7.2%
Diversified Telecommunication Services — 0.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,000,000	$4,205,300	(a)
Entertainment — 1.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	9,160,000	4,742,041	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	6,000,000	4,001,850	(a)(b)
Cinemark USA Inc., Senior Notes	5.250%	7/15/28	2,500,000	2,013,100	(a)
Total Entertainment				10,756,991
Interactive Media & Services — 0.7%
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	6,800,000	5,144,268	(a)
Media — 3.4%
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	6,000,000	4,332,180	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	14,000,000	11,988,270	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,500,000	2,960,720
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	4,500,000	3,340,283	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	3,500,000	2,429,698
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	3,211,000	2,136,776
Total Media				27,187,927
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,000,000	1,735,080	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,000,000	4,525,600	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,000,000	730,230	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	5,000,000	3,377,961	(a)
Total Wireless Telecommunication Services				10,368,871
Total Communication Services				57,663,357

See Notes to Financial Statements.

2	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Discretionary — 11.9%
Automobiles — 1.7%
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	9,000,000		$6,712,110	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	8,000,000		6,474,120	(a)
Total Automobiles					13,186,230
Distributors — 0.8%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	4,259,550		4,521,619	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,782,801		2,040,656	(a)(b)
Total Distributors					6,562,275
Diversified Consumer Services — 1.3%
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	12,000,000		10,682,340	(a)
Hotels, Restaurants & Leisure — 4.6%
Carnival Corp., Senior Notes	10.500%	6/1/30	10,000,000		8,252,550	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,545,000		1,130,337	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	7,000,000		5,604,702	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	3,000,000	GBP	3,193,002	(c)
Sands China Ltd., Senior Notes	3.100%	3/8/29	3,000,000		2,127,840	(a)(d)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	7,000,000		5,891,223	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,000,000		1,579,549	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	5,180,000	GBP	5,067,065	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000		1,945,905	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,500,000		2,165,748	(a)
Total Hotels, Restaurants & Leisure					36,957,921
Multiline Retail — 0.3%
Macy’s Retail Holdings LLC, Senior Notes	6.125%	3/15/32	1,350,000		1,130,180	(a)
Nordstrom Inc., Senior Notes	5.000%	1/15/44	1,330,000		951,668
Total Multiline Retail					2,081,848

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — 3.2%
Bath & Body Works Inc., Senior Notes	7.600%	7/15/37	3,000,000	$2,432,092
Bed Bath & Beyond Inc., Senior Notes	4.915%	8/1/34	1,000,000	341,475
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	7,500,000	1,683,263
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	7,500,000	6,629,625	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	10,000,000	6,620,100	(a)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	5,000,000	3,431,000	(a)(e)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	6,000,000	4,687,740	(a)
Total Specialty Retail				25,825,295
Total Consumer Discretionary				95,295,909
Consumer Staples — 0.9%
Food Products — 0.7%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	7,000,000	5,977,344	(a)
Tobacco — 0.2%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	1,520,000	1,412,498	(a)
Total Consumer Staples				7,389,842
Energy — 11.1%
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Senior Notes	11.000%	12/1/24	553,000	557,938	(a)
Oil, Gas & Consumable Fuels — 11.0%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,022,000	5,307,158	(a)
Crescent Energy Finance LLC, Senior Notes	7.250%	5/1/26	5,670,000	5,170,218	(a)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	8.000%	4/1/29	600,000	558,378	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	8,115,000	7,149,427	(e)(f)
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	2,500,000	2,369,138	(a)

See Notes to Financial Statements.

4	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	7,298,000	$5,479,657	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	9,842,000	8,470,532	(e)(f)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	3,000,000	2,293,110
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	7,000,000	6,160,350	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,000,000	943,975	(a)
Occidental Petroleum Corp., Senior Notes	7.500%	11/1/96	4,610,000	4,626,135
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	8,000,000	7,687,920	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	10,000,000	7,200,000	(e)(f)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	13,000,000	11,497,005	(a)
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	5,000,000	4,556,975	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	5,250,000	4,631,182	(a)
YPF SA, Senior Notes	8.500%	7/28/25	6,300,000	4,281,134	(c)
Total Oil, Gas & Consumable Fuels				88,382,294
Total Energy				88,940,232
Financials — 7.9%
Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,200,000	1,813,350	(a)(d)
Consumer Finance — 1.5%
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	6,250,000	4,886,719	(a)
Navient Corp., Senior Notes	5.625%	8/1/33	10,000,000	6,958,766
Total Consumer Finance				11,845,485

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 3.7%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	13,007,570	$9,889,070	(a)(b)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	3.610%	7/3/23	1,240,000	1,210,550	(c)(d)(e)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	2,520,000	2,463,300	(c)(d)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	1,210,000	1,153,130	(c)(d)
Hunt Cos. Inc., Senior Secured Notes	5.250%	4/15/29	7,000,000	5,960,465	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	5,400,000	3,299,832	(a)
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	6,050,000	4,959,185	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	650,000	521,716	(a)
Total Diversified Financial Services				29,457,248
Insurance — 1.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	10,094,427	9,763,683	(a)(b)
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	5,000,000	4,389,305	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	5,500,000	4,842,260	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	1,090,000	881,801	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				10,113,366
Total Financials				62,993,132
Health Care — 4.5%
Health Care Providers & Services — 3.0%
Akumin Escrow Inc., Senior Secured Notes	7.500%	8/1/28	7,395,000	5,285,569	(a)
CHS/Community Health Systems Inc., Senior Notes	6.875%	4/1/28	20,000,000	11,753,033	(a)

See Notes to Financial Statements.

6	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — continued
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	7,100,000		$5,342,608	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	5,380,000		2,030,950	(a)
Total Health Care Providers & Services					24,412,160
Health Care Technology — 0.3%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	2,340,000		1,952,835	(a)
Pharmaceuticals — 1.2%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	12,616,000		6,749,560	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	4,000,000		3,052,600	(a)
Total Pharmaceuticals					9,802,160
Total Health Care					36,167,155
Industrials — 8.0%
Aerospace & Defense — 0.9%
TransDigm Inc., Senior Notes	7.500%	3/15/27	1,680,000		1,586,995
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,000,000		2,026,390	(a)
Triumph Group Inc., Senior Notes	7.750%	8/15/25	5,000,000		3,856,975
Total Aerospace & Defense					7,470,360
Air Freight & Logistics — 0.4%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	3,280,000		3,089,608
Airlines — 1.6%
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	11,140,000		11,566,885	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,000,000		898,675	(a)
Total Airlines					12,465,560
Building Products — 0.5%
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	6,760,000	EUR	4,375,216	(a)
Commercial Services & Supplies — 1.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	11,596,000		11,329,988
PECF USS Intermediate Holding III Corp., Senior Notes	8.000%	11/15/29	3,000,000		2,381,700	(a)
Total Commercial Services & Supplies					13,711,688

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Construction & Engineering — 0.8%
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	7,745,000		$6,340,289	(a)
Electrical Equipment — 0.3%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	3,000,000		2,440,380	(a)
Machinery — 1.0%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	5,000,000		4,706,625	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	4,000,000		3,165,040
Total Machinery					7,871,665
Trading Companies & Distributors — 0.2%
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	3,000,000	CAD	2,027,657	(a)
Transportation Infrastructure — 0.6%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	6,000,000		4,476,470	(a)
Total Industrials					64,268,893
Information Technology — 3.3%
Communications Equipment — 1.0%
CommScope Inc., Senior Notes	8.250%	3/1/27	7,419,000		5,883,193	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	2,000,000		1,846,030	(a)
Total Communications Equipment					7,729,223
Software — 1.2%
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	6,974,000		4,872,318	(a)
Uniquify Inc., Senior Secured Notes	6.000%	6/15/24	5,270,000		5,166,543	(a)
Total Software					10,038,861
Technology Hardware, Storage & Peripherals — 1.1%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	1,500,000		1,303,621	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	7,020,000		6,760,681	(a)
Vericast Corp./Harland Clarke/ Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes	13.000%	10/15/27	590,000		685,137	(a)
Total Technology Hardware, Storage & Peripherals					8,749,439
Total Information Technology					26,517,523

See Notes to Financial Statements.

8	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 1.7%
Containers & Packaging — 0.8%
Pactiv LLC, Senior Notes	8.375%	4/15/27	7,650,000		$6,709,203
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	3,000,000		2,768,910	(a)
Mountain Province Diamonds Inc., Secured Notes	8.000%	12/15/22	4,503,000		4,324,704	(a)
Total Metals & Mining					7,093,614
Total Materials					13,802,817
Real Estate — 4.4%
Equity Real Estate Investment Trusts (REITs) — 2.0%
GEO Group Inc., Senior Notes	5.875%	10/15/24	5,000,000		4,500,000
GEO Group Inc., Senior Notes	6.000%	4/15/26	6,048,000		4,935,924
Service Properties Trust, Senior Notes	4.350%	10/1/24	4,000,000		3,256,580
Service Properties Trust, Senior Notes	4.500%	3/15/25	2,000,000		1,582,583
Service Properties Trust, Senior Notes	4.950%	2/15/27	3,000,000		2,213,250
Total Equity Real Estate Investment Trusts (REITs)					16,488,337
Real Estate Management & Development — 2.4%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	3,200,000		313,441	*(c)(g)
China SCE Group Holdings Ltd., Senior Secured Notes	7.375%	4/9/24	3,100,000		1,077,250	(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	3,500,000		2,327,500	(c)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	8,000,000		6,721,040	(a)
Samhallsbyggnadsbolaget i Norden AB, Junior Subordinated Notes (2.624% to 4/30/25 then EUR 5 year Swap Rate + 2.814%)	2.624%	1/30/25	5,000,000	EUR	1,788,892	(c)(e)(f)
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	8,750,000		6,412,935	(a)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	5,550,000		430,125	*(c)(g)
Total Real Estate Management & Development					19,071,183
Total Real Estate					35,559,520

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 0.6%
Electric Utilities — 0.6%
NSG Holdings LLC/NSG Holdings Inc., Senior Secured Notes	7.750%	12/15/25	3,386,981	$3,337,531	(a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	2,000,000	1,849,100
Total Utilities				5,186,631
Total Corporate Bonds & Notes (Cost — $613,449,047)				493,785,011
Collateralized Mortgage Obligations (h) — 25.8%
Benchmark Mortgage Trust, 2021-B27 F	2.250%	7/15/54	5,000,000	2,755,411	(a)(e)
Benchmark Mortgage Trust, 2021-B27 G	2.250%	7/15/54	5,000,000	2,517,968	(a)(e)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. USD LIBOR + 5.500%)	6.825%	8/15/38	18,664,000	16,038,309	(a)(e)
CSMC Trust, 2021-ADV G (1 mo. USD LIBOR + 6.250%)	7.575%	7/15/38	8,350,000	8,135,291	(a)(e)
CSMC Trust, 2021-RPL2 B1	3.437%	1/25/60	6,233,900	4,444,279	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 2021-MN2 B1 (30 Day Average SOFR + 5.500%)	6.426%	7/25/41	2,500,000	2,077,327	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B2 (1 mo. USD LIBOR + 5.250%)	6.874%	1/25/50	2,225,000	1,931,492	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 B2 (1 mo. USD LIBOR + 4.800%)	6.424%	2/25/50	7,250,000	6,074,089	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	6.576%	12/25/50	5,000,000	4,278,771	(a)(e)

See Notes to Financial Statements.

10	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	5.676%	1/25/51	5,500,000	$4,312,357	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	7.176%	10/25/33	5,000,000	4,173,147	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.976%	1/25/34	2,000,000	1,725,650	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	6.426%	1/25/34	6,700,000	5,247,251	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	8.426%	10/25/41	6,590,000	5,684,106	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	1.643%	8/25/57	9,575,159	3,789,158	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.374%	5/25/43	4,784,076	4,989,853	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B2 (30 Day Average SOFR + 6.000%)	6.926%	8/25/33	6,000,000	5,100,077	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.874%	1/25/29	2,226,034	2,370,500	(a)(e)

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	5.024%	10/25/39	4,940,000	$4,566,031	(a)(e)
FREMF Mortgage Trust, 21K-F117 CS (30 Day Average SOFR + 6.400%)	7.119%	7/25/31	9,276,663	9,266,770	(a)(e)
FRR Re-REMIC Trust, 2018-C1 D720, PO	0.000%	8/27/47	7,920,000	7,774,906	(a)
Great Wolf Trust, 2019-WOLF E (1 mo. USD LIBOR + 2.732%)	4.056%	12/15/36	3,943,000	3,678,522	(a)(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	5.774%	11/15/32	5,000,000	4,686,509	(a)(e)
GS Mortgage Securities Trust, 2021-ARDN H (1 mo. USD LIBOR + 5.933%)	7.257%	11/15/26	5,000,000	4,737,162	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT GFX	5.542%	7/5/33	4,000,000	3,845,388	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	1,580,000	1,418,384	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. USD LIBOR + 7.250%)	8.574%	6/15/26	10,000,000	9,838,365	(a)(e)
KIND Trust, 2021-KIND F (1 mo. USD LIBOR + 3.950%)	5.274%	8/15/38	7,500,000	7,024,841	(a)(e)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	5.574%	11/15/36	3,000,000	2,782,587	(a)(e)
Med Trust, 2021-MDLN F (1 mo. USD LIBOR + 4.000%)	5.325%	11/15/38	6,590,000	6,196,133	(a)(e)
Mello Warehouse Securitization Trust, 2021-1 G (1 mo. USD LIBOR + 4.375%)	5.043%	2/25/55	2,500,000	2,479,421	(a)(e)
Morgan Stanley Capital I Trust, 2021-L6 F	2.250%	6/15/54	7,195,000	3,973,252	(a)(e)
Multifamily CAS Trust, 2019-1 CE (1 mo. USD LIBOR + 8.750%)	10.374%	10/15/49	2,000,000	1,976,420	(a)(e)

See Notes to Financial Statements.

12	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	9.124%	3/25/50	2,500,000	$2,429,865	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.458%)	8.736%	1/15/39	2,500,000	2,399,687	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	6.472%	3/15/35	3,500,000	3,369,543	(a)(e)
New Residential Mortgage Loan Trust, 2017-2A B5	5.338%	3/25/57	2,819,938	2,702,394	(a)(e)
New Residential Mortgage Loan Trust, 2020-2A B5D	2.808%	10/25/46	5,018,528	4,682,965	(a)(e)
River Haus, 2021 A-2	6.950%	8/15/24	8,500,000	8,498,998	(i)(j)
Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	5,000,000	4,313,690	(a)(e)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	7.279%	2/15/39	2,401,830	2,281,510	(a)(e)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	7,000,000	5,373,501	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	5.372%	11/11/34	4,455,442	4,050,684	(a)(e)
UBS Commercial Mortgage Trust, 2018-NYCH F (1 mo. USD LIBOR + 3.821%)	5.145%	2/15/32	6,000,000	5,394,812	(a)(e)
UBS Commercial Mortgage Trust, 2018-NYCH G (1 mo. USD LIBOR + 4.838%)	6.162%	2/15/32	2,000,000	1,780,616	(a)(e)
Total Collateralized Mortgage Obligations (Cost — $230,632,613)				207,167,992

			Face Amount†/ Units
Asset-Backed Securities — 23.5%
AGL CLO 6 Ltd., 2020-6A ER (3 mo. USD LIBOR + 6.500%)	7.563%	7/20/34	6,990,000	6,270,458	(a)(e)
AIMCO CLO 10 Ltd., 2019-10A ER (3 mo. USD LIBOR + 5.950%)	7.086%	7/22/32	8,000,000	7,133,134	(a)(e)
Anchorage Capital CLO 3-R Ltd., 2014-3RA E (3 mo. USD LIBOR + 5.500%)	6.738%	1/28/31	3,625,000	2,998,330	(a)(e)

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Ballyrock CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 6.950%)	7.994%	10/15/28	6,300,000	$6,122,372	(a)(e)
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	6.743%	1/20/32	1,090,000	958,349	(a)(e)
BlueMountain CLO XXIX Ltd., 2020-29A ER (3 mo. USD LIBOR + 6.860%)	8.044%	7/25/34	7,000,000	6,419,891	(a)(e)
BlueMountain Fuji US Clo II Ltd, 2017-2A D (3 mo. USD LIBOR + 6.150%)	7.213%	10/20/30	5,350,000	4,537,122	(a)(e)
CARLYLE US CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 0.000%)	8.943%	7/20/34	5,000,000	4,025,042	(a)(e)
Cayuga Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.000%)	7.044%	7/17/34	1,250,000	1,086,426	(a)(e)
College Avenue Student Loans LLC, 2021-B R	0.000%	6/25/52	17,241	5,844,669	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	4.186%	8/9/24	2,033,000	1,988,302	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	1,117,085	1,092,119	(a)(e)
Dryden 95 CLO Ltd., 2021-95A SUB	0.000%	8/20/34	6,870,000	5,030,507	(a)(e)
Elmwood CLO II Ltd., 2019-2A SUB	0.000%	4/20/34	4,600,000	3,404,000	(a)(e)
Fortress Credit BSL XII Ltd., 2021-4A E (3 mo. USD LIBOR + 7.130%)	8.174%	10/15/34	5,000,000	4,266,954	(a)(e)
Goldentree Loan Management US CLO 8 Ltd., 2020-8A FR (3 mo. USD LIBOR + 8.050%)	9.113%	10/20/34	7,000,000	5,676,117	(a)(e)
Greywolf CLO V Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.850%)	7.034%	1/27/31	6,250,000	5,580,165	(a)(e)
Greywolf CLO VI Ltd., 2018-1A D (3 mo. USD LIBOR + 5.750%)	6.964%	4/26/31	3,800,000	3,297,034	(a)(e)
Hayfin US XIV Ltd., 2021-14A E (3 mo. USD LIBOR + 7.180%)	8.243%	7/20/34	7,000,000	6,392,419	(a)(e)
LCM 29 Ltd., 29A ER (3 mo. USD LIBOR + 6.830%)	7.874%	4/15/31	2,000,000	1,696,567	(a)(e)

See Notes to Financial Statements.

14	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
LCM 33 Ltd., 33A E (3 mo. USD LIBOR + 6.350%)	7.413%	7/20/34	3,000,000	$2,587,435	(a)(e)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	6,496,587	5,690,063	(a)
MACH 1 Cayman Ltd., 2019-1 B	4.335%	10/15/39	868,376	722,206	(a)
Magnetite XXVI Ltd., 2020-26A ER (3 mo. USD LIBOR + 5.950%)	7.134%	7/25/34	6,750,000	5,694,849	(a)(e)
MAPS Trust, 2021-1A C	5.437%	6/15/46	3,316,977	2,303,018	(a)
Marathon CLO XIII Ltd., 2019-1A C (3 mo. USD LIBOR + 4.070%)	5.114%	4/15/32	4,625,000	4,450,045	(a)(e)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	1.518%	3/29/38	27,936,144	6,125,027	(a)(e)
Ocean Trails CLO X, 2020-10A ER (3 mo. USD LIBOR + 7.570%)	8.614%	10/15/34	3,750,000	3,387,541	(a)(e)
Park Avenue Institutional Advisers CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 6.850%)	8.261%	5/15/32	6,950,000	6,296,943	(a)(e)
Rad CLO 1 Ltd., 2018-1A E (3 mo. USD LIBOR + 5.620%)	6.664%	7/15/31	3,000,000	2,666,198	(a)(e)
Riserva CLO Ltd., 2016-3A ERR (3 mo. USD LIBOR + 6.500%)	7.544%	1/18/34	2,450,000	2,144,754	(a)(e)
Riserva CLO Ltd., 2016-3A FRR (3 mo. USD LIBOR + 8.510%)	9.554%	1/18/34	2,500,000	2,102,591	(a)(e)
RR 18 Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	7.294%	10/15/34	7,190,000	6,370,439	(a)(e)
Saratoga Investment Corp. CLO Ltd., 2013-1A (3 mo. USD LIBOR + 10.000%)	11.060%	4/20/33	4,000,000	3,774,816	(a)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	7,570	3,524,594	(a)
Sound Point CLO XXVI Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.860%)	7.923%	7/20/34	3,700,000	3,241,892	(a)(e)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	4,598,982	4,410,442	(a)
Symphony CLO XVIII Ltd., 2016-18A ER (3 mo. USD LIBOR + 7.070%)	8.254%	7/23/33	3,000,000	2,704,604	(a)(e)

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Symphony CLO XXI Ltd., 2019-21A ER (3 mo. USD LIBOR + 6.600%)	7.644%	7/15/32	2,800,000	$2,555,036	(a)(e)
Symphony CLO XXVIII Ltd., 2021-28A SUB	0.000%	10/23/50	6,045,000	4,584,058	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. USD LIBOR + 6.750%)	7.771%	10/13/32	3,500,000	3,218,188	(a)(e)
Venture 43 CLO Ltd., 2021-43A D (3 mo. USD LIBOR + 3.470%)	4.514%	4/15/34	4,000,000	3,828,394	(a)(e)
Voya CLO Ltd., 2018-2A E (3 mo. USD LIBOR + 5.250%)	6.294%	7/15/31	6,750,000	5,418,454	(a)(e)
Voya CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.350%)	7.394%	7/15/34	2,250,000	1,999,606	(a)(e)
Wellfleet CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.750%)	7.813%	10/20/29	3,287,000	3,045,961	(a)(e)
Whitebox CLO II Ltd., 2020-2A ER (3 mo. USD LIBOR + 7.100%)	8.284%	10/24/34	2,175,000	2,000,750	(a)(e)
Wind River CLO Ltd., 2021-4A E3 (3 mo. USD LIBOR + 8.250%)	9.313%	1/20/35	3,000,000	2,875,846	(a)(e)
Wind River CLO Ltd., 2021-4A F (3 mo. USD LIBOR + 6.260%)	7.323%	1/20/35	2,450,000	1,753,809	(a)(e)
Zais CLO 17 Ltd., 2021-17A E (3 mo. USD LIBOR + 8.250%)	9.313%	10/20/33	6,000,000	5,343,755	(a)(e)
Total Asset-Backed Securities (Cost — $211,873,289)				188,641,291

			Face Amount†
Senior Loans — 22.8%
Communication Services — 1.4%
Entertainment — 0.8%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	7.704%	2/10/27	7,424,152	6,651,113	(e)(k)(l)
Media — 0.6%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	7.554%	5/18/29	5,000,000	4,734,400	(e)(k)(l)
Total Communication Services				11,385,513

See Notes to Financial Statements.

16	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 6.9%
Auto Components — 1.8%
Autokiniton US Holdings Inc., Closing Date Term Loan B (1 mo. USD LIBOR + 4.500%)	5.620%	4/6/28	3,960,000	$3,672,900	(e)(k)(l)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	6.287%	3/30/27	5,934,900	5,661,894	(e)(k)(l)
First Brands Group LLC, 2021 Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	9.739%	3/30/28	5,390,000	5,239,538	(e)(k)(l)
Total Auto Components				14,574,332
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 4.000%)	5.595%	8/12/28	2,584,922	2,470,862	(e)(k)(l)
Hotels, Restaurants & Leisure — 1.7%
ClubCorp. Holdings Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.750%)	5.000%	9/18/24	7,422,078	6,868,094	(e)(k)(l)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	11.250%	3/8/24	1,176,000	1,046,640	(e)(j)(k)(l)
Hornblower Sub LLC, PIK Term Loan (3 mo. USD LIBOR + 4.500%)	7.377%	4/27/25	7,478,674	5,658,888	(e)(k)(l)
Total Hotels, Restaurants & Leisure				13,573,622
Multiline Retail — 0.7%
Franchise Group Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	6.500%	3/10/26	6,077,225	5,586,003	(e)(k)(l)
Specialty Retail — 2.4%
Empire Today LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	4/3/28	2,475,000	1,931,738	(e)(k)(l)
Rising Tide Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.750%)	6.416%	6/1/28	6,435,000	5,641,339	(e)(k)(l)

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
RVR Dealership Holdings LLC, 2022 Term Loan (3 mo. Term SOFR + 3.900%)	5.168%	2/8/28	2,962,612	$2,513,273	(e)(k)(l)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	7.666%	6/19/26	8,858,124	8,752,934	(e)(k)(l)
Total Specialty Retail				18,839,284
Total Consumer Discretionary				55,044,103
Consumer Staples — 0.5%
Household Products — 0.5%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 5.250%)	6.916%	12/23/28	4,975,000	4,129,250	(e)(j)(k)(l)
Financials — 1.9%
Diversified Financial Services — 0.8%
Greystone Select Holdings LLC, Term Loan B (3 mo. USD LIBOR + 5.000%)	6.044%	6/16/28	3,456,790	3,188,889	(e)(k)(l)
Resolute Investment Managers Inc., First Lien Term Loan C (3 mo. USD LIBOR + 4.250%)	6.500%	4/30/24	3,529,501	3,300,083	(e)(j)(k)(l)
Total Diversified Financial Services				6,488,972
Insurance — 1.1%
Asurion LLC, New Term Loan B4 (1 mo. USD LIBOR + 5.250%)	6.916%	1/20/29	5,000,000	4,272,500	(e)(k)(l)
Asurion LLC, Second Lien Term Loan B3 (1 mo. USD LIBOR + 5.250%)	6.916%	1/31/28	5,000,000	4,293,750	(e)(k)(l)
Total Insurance				8,566,250
Total Financials				15,055,222
Health Care — 3.7%
Health Care Providers & Services — 2.9%
Cano Health LLC, Converted 2022 Replacement Term Loan (1 mo. Term SOFR + 4.000%)	5.625%	11/23/27	6,912,762	6,333,819	(e)(j)(k)(l)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 6.750%)	9.000%	11/15/29	2,590,000	2,469,138	(e)(k)(l)

See Notes to Financial Statements.

18	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	4,949,749	$4,617,200	(e)(k)(l)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	6.688%	4/22/27	6,930,000	5,578,650	(e)(k)(l)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.688%	6/26/26	5,931,395	4,126,026	(e)(k)(l)
Total Health Care Providers & Services				23,124,833
Health Care Technology — 0.8%
FinThrive Software Intermediate Holdings Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.750%)	8.416%	12/17/29	1,200,000	1,074,000	(e)(k)(l)
Virgin Pulse Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.250%)	8.916%	4/6/29	6,500,000	5,606,250	(e)(k)(l)
Total Health Care Technology				6,680,250
Total Health Care				29,805,083
Industrials — 3.6%
Aerospace & Defense — 1.0%
WP CPP Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.990%	4/30/25	3,723,798	3,129,331	(e)(k)(l)
WP CPP Holdings LLC, Second Lien Second Amendment Term Loan (3 mo. USD LIBOR + 7.750%)	8.990%	4/30/26	6,000,000	4,965,000	(e)(j)(k)(l)
Total Aerospace & Defense				8,094,331
Commercial Services & Supplies — 1.7%
Brand Industrial Services Inc., Initial Term Loan	5.250-6.500%	6/21/24	4,947,917	4,305,479	(e)(k)(l)
LTR Intermediate Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.750%	5/5/28	4,950,000	4,554,000	(e)(k)(l)
Monitronics International Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.250% + 7.500%)	8.750%	3/29/24	7,524,857	4,991,501	(e)(k)(l)
Total Commercial Services & Supplies				13,850,980

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — 0.1%
KKR Apple Bidco LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.750%)	7.416%	9/21/29	1,000,000	$962,500	(e)(k)(l)
Transportation Infrastructure — 0.8%
WWEX Uni Topco Holdings LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.000%)	9.250%	7/26/29	7,000,000	6,352,500	(e)(k)(l)
Total Industrials				29,260,311
Information Technology — 4.2%
IT Services — 1.4%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.934%	4/27/28	6,947,500	6,021,190	(e)(k)(l)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	8.975%	4/27/29	3,050,000	2,641,300	(e)(k)(l)
VT Topco Inc., 2021 Second Lien Term Loan (1 mo. USD LIBOR + 6.750%)	8.416%	7/31/26	2,700,000	2,551,500	(e)(j)(k)(l)
Total IT Services				11,213,990
Software — 2.8%
Cloudera Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.000%)	7.666%	10/8/29	5,000,000	4,400,000	(e)(j)(k)(l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	8.666%	2/19/29	500,000	467,500	(e)(j)(k)(l)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.230%	7/27/28	5,970,000	5,383,656	(e)(k)(l)
Magenta Buyer LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	9.480%	7/27/29	6,500,000	5,974,572	(e)(k)(l)

See Notes to Financial Statements.

20	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	1,735,095	$1,683,043	(e)(j)(k)(l)
Symplr Software Inc., First Lien Term Loan (3 mo. Term SOFR + 4.500%)	6.654%	12/22/27	4,937,500	4,690,625	(e)(k)(l)
Total Software				22,599,396
Total Information Technology				33,813,386
Materials — 0.6%
Chemicals — 0.6%
Plastics Management LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.000%)	6.084%	8/3/27	4,948,927	4,441,008	(e)(i)(j)(k)(l)
Plastics Management LLC, Secondary Delayed Draw Term Loan	—	8/3/27	31,915	28,640	(i)(j)(m)
Total Materials				4,469,648
Total Senior Loans (Cost — $206,393,987)				182,962,516
Sovereign Bonds — 5.6%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	3,500,000	2,810,514	(a)(d)
Argentina — 1.4%
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,100,000	4,385,184	(a)
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,000,000	1,719,680	(c)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	6,500,000	4,980,625	(a)
Total Argentina				11,085,489
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	2,600,000	2,172,453	(a)(d)

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Ecuador — 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	5,593,000		$2,337,414	(a)(d)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	1,609,000		1,047,896	(a)
Total Ecuador					3,385,310
Gabon — 0.1%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	1,540,000		1,127,911	(a)
Ghana — 0.5%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	3,200,000		1,557,632	(a)(d)
Ghana Treasury Note, Bonds	18.500%	10/3/22	19,020,000	GHS	2,339,391
Total Ghana					3,897,023
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	3,200,000		2,006,224	(a)(d)
Russia — 0.0%††
Russian Federal Bond — OFZ	7.700%	3/23/33	239,730,000	RUB	392,286	*(g)
Supranational — 1.9%
International Bank for Reconstruction & Development, Senior Notes	8.250%	6/14/23	1,660,000,000	KZT	3,384,538
International Finance Corp., Senior Notes	15.250%	7/8/22	100,000,000	UAH	3,370,446	(i)(j)
International Finance Corp., Senior Notes	11.000%	11/14/22	37,000,000,000	UZS	3,391,531
International Finance Corp., Senior Notes	6.140%	6/3/24	225,000,000	UYU	5,297,096
Total Supranational					15,443,611
Turkey — 0.3%
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	3,200,000		2,681,440	(a)(d)
Total Sovereign Bonds (Cost — $55,688,490)					45,002,261

See Notes to Financial Statements.

22	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Rate		Shares	Value
Convertible Preferred Stocks — 2.4%
Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
MPLX LP (Cost — $17,675,469)	8.462%		501,254	$18,797,025	(i)(j)
Preferred Stocks — 2.0%
Energy — 0.9%
Oil, Gas & Consumable Fuels — 0.9%
Crestwood Equity Partners LP	9.250%		750,000	6,825,000
Financials — 1.1%
Capital Markets — 0.7%
B Riley Financial Inc.	6.500%		145,336	3,563,639
Prospect Capital Corp.	5.350%		100,000	1,866,000
Total Capital Markets				5,429,639
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Granite Point Mortgage Trust Inc., Non Voting Shares (SOFR + 5.830%)	7.000%		170,333	3,576,993	(e)
Total Financials				9,006,632
Total Preferred Stocks (Cost — $17,544,735)				15,831,632

		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.5%
Communication Services — 0.5%
Media — 0.5%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,500,000	1,695,000
Liberty Interactive LLC, Senior Notes	4.000%	11/15/29	5,014,077	2,281,405
Total Convertible Bonds & Notes (Cost — $5,837,871)				3,976,405

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
90-Day Eurodollar Futures, Call @ $99.00 (Cost — $4,073)	12/18/23	17	42,500	4,675

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
U.S. Dollar/ Australian Dollar, Put @ 0.75AUD	BNP Paribas SA	7/22/22	10,370,000	10,370,000	$735
U.S. Dollar/ Japanese Yen, Put @ 113.00JPY	Morgan Stanley & Co. Inc.	9/21/22	5,908,669	5,908,669	5,277
U.S. Dollar/ Mexican Peso, Put @ 20.10MXN	Goldman Sachs Group Inc.	7/21/22	10,520,000	10,520,000	88,180
U.S. Dollar/ Norwegian Krone, Put @ 8.69NOK	Morgan Stanley & Co. Inc.	7/21/22	10,370,000	10,370,000	163
Total OTC Purchased Options (Cost — $430,462)					94,355
Total Purchased Options (Cost — $434,535)					99,030
Total Investments before Short-Term Investments (Cost — $1,359,530,036)					1,156,263,163

		Rate		Shares
Short-Term Investments — 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $12,755,543)		1.316%		12,755,543	12,755,543	(n)
Total Investments — 145.7% (Cost — $1,372,285,579)					1,169,018,706
Liabilities in Excess of Other Assets — (45.7)%					(366,477,213)
Total Net Assets — 100.0%					$802,541,493

See Notes to Financial Statements.

24	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	The coupon payment on this security is currently in default as of June 30, 2022.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $12,755,543 and the cost was $12,755,543 (Note 8).

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

EUR	— Euro

GBP	— British Pound

GHS	— Ghanaian Cedi

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

NOK	— Norwegian Krone

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

UAH	— Ukrainian Hryvnia

USD	— United States Dollar

UYU	— Uruguayan Peso

UZS	— Uzbekistani Som

At June 30, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	1.820%	6/22/2022	TBD***	$3,919,920	Corporate Bonds & Notes	$4,862,635
					Cash	468,767
Goldman Sachs Group Inc.	1.900%	6/22/2022	TBD***	3,309,603	Corporate Bonds & Notes	3,992,023
					Cash	395,781

See Notes to Financial Statements.

26	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	1.930%	6/22/2022	TBD***	$4,615,480	Sovereign Bonds	$5,646,902
					Cash	551,946
Goldman Sachs Group Inc.	2.000%	6/22/2022	TBD***	8,414,347	Sovereign Bonds	8,017,223
					Cash	1,006,237
				$20,259,350		$24,941,514

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of June 30, 2022.

Schedule of Written Options

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
90-Day Eurodollar Futures, Call (Premiums received — $108,966)	12/19/22	$96.50	165	$412,500	$(118,594)

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	170	6/23	$41,034,094	$41,150,625	$116,531
90-Day Eurodollar	453	12/22	110,881,589	109,071,075	(1,810,514)
90-Day Eurodollar	660	12/23	161,844,848	159,893,250	(1,951,598)
U.S. Treasury Ultra 10-Year Notes	33	9/22	4,238,854	4,203,375	(35,479)
U.S. Treasury Ultra Long- Term Bonds	212	9/22	33,248,985	32,720,875	(528,110)
					(4,209,170)
Contracts to Sell:
U.S. Treasury 5-Year Notes	417	9/22	47,280,797	46,808,250	472,547
U.S. Treasury 10-Year Notes	614	9/22	72,776,047	72,778,188	(2,141)

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Long-Term Bonds	42	9/22	$5,867,278	$5,822,250	$45,028
					515,434
Net unrealized depreciation on open futures contracts					$(3,693,736)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,320,000	USD	2,561,311	Citibank N.A.	7/15/22	$17,964
AUD	40,000	USD	27,477	Citibank N.A.	7/19/22	137
AUD	1,400,000	USD	962,895	Citibank N.A.	7/19/22	3,574
AUD	2,620,000	USD	1,945,125	Citibank N.A.	7/19/22	(136,447)
AUD	5,120,000	USD	3,829,939	Citibank N.A.	7/19/22	(295,424)
AUD	5,290,000	USD	3,906,260	Citibank N.A.	7/19/22	(254,388)
CAD	660,000	USD	522,087	Citibank N.A.	7/19/22	(9,347)
MXN	28,840,000	USD	1,413,866	Citibank N.A.	7/19/22	15,356
MXN	34,120,000	USD	1,661,715	Citibank N.A.	7/19/22	29,168
MXN	34,120,000	USD	1,661,578	Citibank N.A.	7/19/22	29,306
NOK	25,580,000	USD	2,555,406	Citibank N.A.	7/19/22	42,488
USD	3,272,292	AUD	4,550,000	Citibank N.A.	7/19/22	131,268
USD	2,637,531	CAD	3,300,000	Citibank N.A.	7/19/22	73,829
USD	3,981,896	EUR	3,750,000	Citibank N.A.	7/19/22	47,223
USD	1,078,462	MXN	21,430,000	Citibank N.A.	7/19/22	16,456
USD	3,430,234	MXN	68,970,000	Citibank N.A.	7/19/22	12,290
GBP	1,000,000	USD	1,208,223	Goldman Sachs Group Inc.	7/19/22	9,450
GBP	1,150,000	USD	1,380,988	Goldman Sachs Group Inc.	7/19/22	19,336
JPY	256,636,000	USD	2,076,679	Goldman Sachs Group Inc.	7/19/22	(183,093)
USD	2,370,246	GBP	1,820,000	Goldman Sachs Group Inc.	7/19/22	154,081
USD	11,993,578	GBP	9,180,000	Goldman Sachs Group Inc.	7/19/22	815,341
USD	761,772	JPY	102,440,000	Goldman Sachs Group Inc.	7/19/22	5,919
AUD	2,640,000	USD	1,890,553	Morgan Stanley & Co. Inc.	7/19/22	(68,068)
NOK	85,730,000	USD	9,664,891	Morgan Stanley & Co. Inc.	7/19/22	(958,191)
NOK	86,250,000	USD	9,714,971	Morgan Stanley & Co. Inc.	7/19/22	(955,460)
USD	1,937,944	AUD	2,585,000	Morgan Stanley & Co. Inc.	7/19/22	153,428

See Notes to Financial Statements.

28	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,946,976	AUD	2,600,000	Morgan Stanley & Co. Inc.	7/19/22	$152,105
USD	2,195,204	AUD	3,070,000	Morgan Stanley & Co. Inc.	7/19/22	75,875
USD	8,641,759	EUR	7,890,000	Morgan Stanley & Co. Inc.	7/19/22	363,206
USD	867,343	JPY	111,280,000	Morgan Stanley & Co. Inc.	7/19/22	46,265
USD	5,000,000	NOK	46,578,729	Morgan Stanley & Co. Inc.	7/19/22	269,485
USD	4,102,800	MXN	84,187,405	Goldman Sachs Group Inc.	7/25/22	(64,718)
USD	3,733,200	NOK	33,191,881	Morgan Stanley & Co. Inc.	7/25/22	361,832
USD	3,599,570	AUD	4,873,900	BNP Paribas SA	7/26/22	234,736
USD	685,409	JPY	82,162,000	Morgan Stanley & Co. Inc.	9/26/22	76,019
Total						$231,001

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

USD	— United States Dollar

At June 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$12,890,000	11/18/23	3.970%**	CPURNSA**	$(47,529)	$435,332
	12,890,000	11/18/26	CPURNSA**	3.370%**	120,614	(315,084)
	14,650,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(25,136)	479,867
	10,419,000	8/15/47	2.650% annually	Daily SOFR Compound annually	122,040	(6,047)
	3,263,000	2/15/48	2.620% annually	Daily SOFR Compound annually	(639)	53,182
Total	$54,112,000				$169,350	$647,250

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Diversified Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2022[3]	Periodic Payments Received by the Fund†		Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Ford Motor Co., 4.346%, due 12/8/26	$4,320,000	6/20/26	4.039%	5.000	% quarterly	$140,681	$498,219	$(357,538)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2022[3]	Periodic Payments Made by the Fund†		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
General Motors Co., 4.875%, due 10/2/23	$4,320,000	6/20/26	2.432%	5.000	% quarterly	$(395,446)	$(669,631)	$274,185

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Financial Statements.

30	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Western Asset Diversified Income Fund

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	31

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $1,359,530,036)	$1,156,263,163
Investments in affiliated securities, at value (Cost — $12,755,543)	12,755,543
Foreign currency, at value (Cost — $3,570,391)	3,384,473
Cash	166,187
Interest and dividends receivable from unaffiliated investments	18,645,110
Receivable for securities sold	7,874,551
Unrealized appreciation on forward foreign currency contracts	3,156,137
Receivable from brokers — net variation margin on centrally cleared swap contracts	2,958,840
Deposits with brokers for open reverse repurchase agreements	2,422,731
Deposits with brokers for centrally cleared swap contracts	1,744,800
Deposits with brokers for open futures contracts and exchange-traded options	1,675,024
Receivable from brokers — net variation margin on open futures contracts	225,773
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $42,842)	41,711
Dividends receivable from affiliated investments	8,889
Prepaid expenses	5,500
Total Assets	1,211,328,432

Liabilities:
Loan payable (Note 5)	373,000,000
Payable for open reverse repurchase agreements (Note 3)	20,259,350
Distributions payable	6,214,585
Payable for securities purchased	4,359,891
Unrealized depreciation on forward foreign currency contracts	2,925,136
Investment management fee payable	1,125,284
Interest expense payable	650,884
Written options, at value (premiums received — $108,966)	118,594
Trustees’ fees payable	40,091
Accrued expenses	93,124
Total Liabilities	408,786,939
Total Net Assets	$802,541,493

Net Assets:
Par value ($0.001 par value; 51,788,210 shares issued and outstanding; Unlimited shares authorized)	$51,788
Paid-in capital in excess of par value	1,035,712,966
Total distributable earnings (loss)	(233,223,261)
Total Net Assets	$802,541,493

Shares Outstanding	51,788,210

Net Asset Value	$15.50

See Notes to Financial Statements.

32	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$49,067,087
Dividends from unaffiliated investments	1,403,633
Dividends from affiliated investments	17,214
Total Investment Income	50,487,934

Expenses:
Investment management fee (Note 2)	7,213,487
Interest expense (Notes 3 and 5)	2,840,370
Trustees’ fees	161,047
Legal fees	105,603
Transfer agent fees	65,338
Fund accounting fees	59,887
Audit and tax fees	39,104
Commitment fees (Note 5)	31,125
Shareholder reports	7,507
Excise tax (Note 1)	5,657
Custody fees	3,224
Miscellaneous expenses	4,801
Total Expenses	10,537,150
Less: Fee waivers and/or expense reimbursements (Note 2)	(5,548)
Net Expenses	10,531,602
Net Investment Income	39,956,332

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(28,816,845)
Futures contracts	(815,002)
Written options	202,426
Swap contracts	519,695
Forward foreign currency contracts	996,488
Foreign currency transactions	(311,965)
Net Realized Loss	(28,225,203)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(187,452,755)
Futures contracts	(3,217,212)
Written options	(60,305)
Swap contracts	505,975
Forward foreign currency contracts	(23,389)
Foreign currencies	(172,419)
Change in Net Unrealized Appreciation (Depreciation)	(190,420,105)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(218,645,308)
Decrease in Net Assets From Operations	$(178,688,976)

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Period Ended December 31, 2021	2022	2021†

Operations:
Net investment income	$39,956,332	$29,631,387
Net realized loss	(28,225,203)	(1,363,622)
Change in net unrealized appreciation (depreciation)	(190,420,105)	(15,996,879)
Increase (Decrease) in Net Assets From Operations	(178,688,976)	12,270,886

Distributions to Shareholders From (Note 1):
Total distributable earnings	(36,510,688)	(30,294,483)
Decrease in Net Assets From Distributions to Shareholders	(36,510,688)	(30,294,483)

Fund Share Transactions:
Net proceeds from sale of shares (0 and 51,769,367 shares issued, respectively) (Note 7)	—	1,035,387,340
Reinvestment of distributions (0 and 13,843 shares issued, respectively)	—	277,414
Increase in Net Assets From Fund Share Transactions	—	1,035,664,754
Increase (Decrease) in Net Assets	(215,199,664)	1,017,641,157

Net Assets:
Beginning of period	1,017,741,157	100,000
End of period	$802,541,493	$1,017,741,157

†	For the period June 25, 2021 (commencement of operations) to December 31, 2021.

See Notes to Financial Statements.

34	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended June 30, 2022

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(178,688,976)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(347,246,927)
Sales of portfolio securities	316,158,252
Net purchases, sales and maturities of short-term investments	27,521,712
Payment-in-kind	(165,395)
Net amortization of premium (accretion of discount)	(2,483,476)
Increase in receivable for securities sold	(1,171,119)
Increase in interest and dividends receivable from unaffiliated investments	(3,559,566)
Decrease in receivable from broker — net variation margin on centrally cleared swap contracts	1,126,282
Increase in dividends receivable from affiliated investments	(8,889)
Decrease in principal paydown receivable	2,845
Increase in receivable from broker — net variation margin on open futures contracts	(225,773)
Decrease in payable for securities purchased	(17,401,849)
Decrease in investment management fee payable	(168,087)
Decrease in Trustees’ fees payable	(5,097)
Increase in interest expense payable	292,446
Decrease in accrued expenses	(6,931)
Increase in premiums received from written options	50,010
Decrease in payable to broker — net variation margin on futures contracts	(42,810)
Net realized loss on investments	28,816,845
Change in net unrealized appreciation (depreciation) of investments, written options and forward foreign currency contracts	187,536,449
Net Cash Provided in Operating Activities*	10,329,946

Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(30,296,103)
Proceeds from loan facility borrowings	15,000,000
Repayment of loan facility borrowings	(12,000,000)
Increase in payable for open reverse repurchase agreements	20,259,350
Net Cash Used by Financing Activities	(7,036,753)
Net Increase in Cash and Restricted Cash	3,293,193
Cash and restricted cash at beginning of period	6,141,733
Cash and restricted cash at end of period	$9,434,926

*	Included in operating expenses is $2,579,882 paid for interest and commitment fees on borrowings.

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	35

Statement of cash flows (unaudited) (cont’d)

For the Six Months Ended June 30, 2022

The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

June 30, 2022
Cash	$3,550,660
Restricted cash	5,884,266
Total cash and restricted cash shown in the Statement of Cash Flows	$9,434,926

Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts and for reverse repurchase agreements. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.

See Notes to Financial Statements.

36	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2022[1,2]	2021[1,3]

Net asset value, beginning of period	$19.65	$20.00

Income (loss) from operations:
Net investment income	0.77	0.58
Net realized and unrealized loss	(4.21)	(0.34)
Total income (loss) from operations	(3.44)	0.24

Less distributions from:
Net investment income	(0.71) [4]	(0.59)
Total distributions	(0.71)	(0.59)

Net asset value, end of period	$15.50	$19.65

Market price, end of period	$13.86	$18.31
Total return, based on NAV[5,6]	(18.00)%	1.19%
Total return, based on Market Price[7]	(20.91)%	(5.62)%

Net assets, end of period (millions)	$803	$1,018

Ratios to average net assets:
Gross expenses[8]	2.26%	1.82%
Net expenses[8,9,10]	2.26	1.82
Net investment income[8]	8.57	5.57

Portfolio turnover rate	25%	19%

Supplemental data:
Loan Outstanding, End of Period (000s)	$373,000	$370,000
Asset Coverage Ratio for Loan Outstanding[11]	315%	375%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[11]	$3,152	$3,751
Weighted Average Loan (000s)	$375,238	$314,938
Weighted Average Interest Rate on Loan	1.48%	1.13%

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	37

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	For the period June 25, 2021 (commencement of operations) to December 31, 2021.

[4]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

See Notes to Financial Statements.

38	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Diversified Income Fund (the “Fund”) was organized in Maryland on July 27, 2020 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees has authorized the issuance of an unlimited amount of common shares of beneficial interest, $0.001 par value per share (the “Common Shares”). The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. The Fund expects to dissolve on or about June 24, 2033 (the “Dissolution Date”); provided that the Board of Trustees may, without shareholder approval, extend the Dissolution Date for up to two years. As of a date within the 6-18 months preceding the Dissolution Date, the Board of Trustees may cause the Fund to conduct a tender offer to all shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (the “Eligible Tender Offer”). The Board of Trustees has established that the Fund must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the payment for properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased and the Fund will dissolve as scheduled. If an Eligible Tender Offer is conducted and the payment for properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence. Upon its dissolution, it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and

Western Asset Diversified Income Fund 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

40	Western Asset Diversified Income Fund 2022 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$493,785,011	—	$493,785,011
Collateralized Mortgage
Obligations	—	198,668,994	$8,498,998	207,167,992
Asset-Backed Securities	—	188,641,291	—	188,641,291
Senior Loans:
Communication Services	—	11,385,513	—	11,385,513
Consumer Discretionary	—	53,997,463	1,046,640	55,044,103
Consumer Staples	—	—	4,129,250	4,129,250
Financials	—	11,755,139	3,300,083	15,055,222
Health Care	—	23,471,264	6,333,819	29,805,083
Industrials	—	24,295,311	4,965,000	29,260,311
Information Technology	—	24,711,343	9,102,043	33,813,386
Materials	—	—	4,469,648	4,469,648
Sovereign Bonds	—	41,631,815	3,370,446	45,002,261
Convertible Preferred Stocks	—	—	18,797,025	18,797,025
Preferred Stocks	$15,831,632	—	—	15,831,632
Convertible Bonds & Notes	—	3,976,405	—	3,976,405
Purchased Options:
Exchange-Traded Purchased Options	4,675	—	—	4,675
OTC Purchased Options	—	94,355	—	94,355
Total Long-Term Investments	15,836,307	1,076,413,904	64,012,952	1,156,263,163
Short-Term Investments†	12,755,543	—	—	12,755,543
Total Investments	$28,591,850	$1,076,413,904	$64,012,952	$1,169,018,706
Other Financial Instruments:
Futures Contracts††	$634,106	—	—	$634,106
Forward Foreign Currency Contracts††	—	$3,156,137	—	3,156,137
Centrally Cleared Interest Rate Swaps††	—	968,381	—	968,381
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	274,185	—	274,185
Total Other Financial Instruments	$634,106	$4,398,703	—	$5,032,809
Total	$29,225,956	$1,080,812,607	$64,012,952	$1,174,051,515

42	Western Asset Diversified Income Fund 2022 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$118,594	—	—	$118,594
Futures Contracts††	4,327,842	—	—	4,327,842
Forward Foreign Currency Contracts††	—	$2,925,136	—	2,925,136
Centrally Cleared Interest Rate Swaps††	—	321,131	—	321,131
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	357,538	—	357,538
Total	$4,446,436	$3,603,805	—	$8,050,241

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2021	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Collateralized Mortgage Obligations	$8,501,065	$ 3,366	—	$(5,433)	—
Asset-Backed Securities	1,072,881	5,292	$303	25,402	—
Senior Loans:
Consumer Discretionary	3,657,228	(4,089)	(143)	(656,118)	—
Consumer Staples	4,725,000	8,071	855	(580,551)	—
Financials	8,589,053	1,487	151	(970,293)	—
Health Care	6,443,125	(3,594)	(196)	(1,455,451)	$6,990,922
Industrials	8,905,635	—	178,647	49,252	—
Information Technology	7,726,000	3,010	1,007	(778,517)	—
Materials	4,910,500	3,789	2,014	(427,497)	6,375,858
Sovereign Bonds:
Supranational	3,682,580	(93,521)	—	(218,613)	—

Western Asset Diversified Income Fund 2022 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Investments in Securities	Balance as of December 31, 2021	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Convertible Preferred Stocks:
Energy	$17,794,517	—	—	$1,002,508	—
Total	$76,007,584	$(76,189)	$182,638	$(4,015,311)	$13,366,780

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of June 30, 2022	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2022[2]
Collateralized Mortgage Obligations	—	—	—	$8,498,998	$(5,433)
Asset-Backed Securities	$(11,759)	—	$(1,092,119)	—	—
Senior Loans:
Consumer
Discretionary	(18,500)	—	(1,931,738)	1,046,640	(152,995)
Consumer Staples	(24,125)	—	—	4,129,250	(580,551)
Financials	(26,565)	—	(4,293,750)	3,300,083	(245,540)
Health Care	(34,737)	—	(5,606,250)	6,333,819	(617,112)
Industrials	(9,133,534)	$4,965,000	—	4,965,000	—
Information
Technology	—	2,150,543	—	9,102,043	(778,517)
Materials	(6,395,016)	—	—	4,469,648	(453,008)
Sovereign Bonds:
Supranational	—	—	—	3,370,446	(218,613)
Convertible Preferred Stocks:
Energy	—	—	—	18,797,025	1,002,508
Total	$(15,644,236)	$7,115,543	$(12,923,857)	$64,012,952	$(2,049,261)

44	Western Asset Diversified Income Fund 2022 Semi-Annual Report

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 6/30/22 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Value, Range/Weighted Average	Impact to Valuation from an Increase in Input*
Collateralized Mortgage	$8,499	Discounted	Discount Rate	9.33%	Decrease
Obligations		Cash Flow
		Method
Senior Loans	$4,470	Discounted	Discount Rate	11.06%	Decrease
		Cash Flow
		Method

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s

Western Asset Diversified Income Fund 2022 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

46	Western Asset Diversified Income Fund 2022 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2022, the total notional value of all credit default swaps to sell protection was $4,320,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended June 30, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have

48	Western Asset Diversified Income Fund 2022 Semi-Annual Report

credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are

Western Asset Diversified Income Fund 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

disclosed in the accompanying Schedule of Investments. At June 30, 2022, the Fund had sufficient cash and/or securities to cover these commitments.

(i) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

(j) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

50	Western Asset Diversified Income Fund 2022 Semi-Annual Report

the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $2,925,136. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer,

52	Western Asset Diversified Income Fund 2022 Semi-Annual Report

the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

(q) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. During the period, the Fund paid $5,657 of federal excise taxes attributable to calendar year 2021.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s sub-subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily managed assets, which are the net assets of the Fund plus the principal amount of any borrowings or preferred shares that may be outstanding, reverse repurchase agreements, dollar rolls or similar transactions.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

During periods in which the Fund utilizes financial leverage, the fees paid to LMPFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $5,548, all of which was an affiliated money market fund waiver.

All officers and one Trustee of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$335,241,765	$12,005,162
Sales	300,985,000	15,173,252

54	Western Asset Diversified Income Fund 2022 Semi-Annual Report

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,372,285,579	$3,501,405	$(206,768,278)	$(203,266,873)
Written options	(108,966)	—	(9,628)	(9,628)
Futures contracts	—	634,106	(4,327,842)	(3,693,736)
Forward foreign currency contracts	—	3,156,137	(2,925,136)	231,001
Swap contracts	(2,062)	1,242,566	(678,669)	563,897

Transactions in reverse repurchase agreements for the Fund during the six months ended June 30, 2022 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$12,634,981	1.279%	$20,259,350

*	Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.070% to 2.000% during the six months ended June 30, 2022. Interest expense incurred on reverse repurchase agreements totaled $39,051.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$4,675	$94,355	—	$99,030
Futures contracts[3]	634,106	—	—	634,106
Forward foreign currency contracts	—	3,156,137	—	3,156,137
Centrally cleared swap contracts[4]	968,381	—	$274,185	1,242,566
Total	$1,607,162	$3,250,492	$274,185	$5,131,839

Western Asset Diversified Income Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$118,594	—	—	$118,594
Futures contracts[3]	4,327,842	—	—	4,327,842
Forward foreign currency contracts	—	$2,925,136	—	2,925,136
Centrally cleared swap contracts[4]	321,131	—	$357,538	678,669
Total	$4,767,567	$2,925,136	$357,538	$8,050,241

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(107,149)	$(28,296)	$(43,860)	$(179,305)
Futures contracts	(815,002)	—	—	(815,002)
Written options	112,293	31,177	58,956	202,426
Swap contracts	519,695	—	—	519,695
Forward foreign currency contracts	—	996,488	—	996,488
Total	$(290,163)	$999,369	$15,096	$724,302

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

56	Western Asset Diversified Income Fund 2022 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$602	$(336,107)	$5,507	$(329,998)
Futures contracts	(3,217,212)	—	—	(3,217,212)
Written options	(9,628)	—	(50,677)	(60,305)
Swap contracts	678,823	—	(172,848)	505,975
Forward foreign currency contracts	—	(23,389)	—	(23,389)
Total	$(2,547,415)	$(359,496)	$(218,018)	$(3,124,929)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$115,979
Written options	34,051
Futures contracts (to buy)	452,534,504
Futures contracts (to sell)	86,032,667
Forward foreign currency contracts (to buy)	17,446,719
Forward foreign currency contracts (to sell)	38,352,207

Average Notional Balance
Interest rate swap contracts	$44,339,143
Credit default swap contracts (buy protection)	4,320,000
Credit default swap contracts (sell protection)	4,320,000

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$235,471	—	$235,471	—	$235,471
Citibank N.A.	419,059	$(695,606)	(276,547)	—	(276,547)
Goldman Sachs Group Inc.	1,092,307	(247,811)	844,496	—	844,496
Morgan Stanley & Co. Inc.	1,503,655	(1,981,719)	(478,064)	—	(478,064)
Total	$3,250,492	$(2,925,136)	$325,356	—	$325,356

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

5. Loan

The Fund has a revolving credit agreement with Societe Generale (“Credit Agreement”), which allows the Fund to borrow up to an aggregate amount of $400,000,000. The Credit Agreement renews daily for a 150-day term unless notice to the contrary is given to the Fund and it has a scheduled maturity date of June 30, 2023. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.50%, except that the commitment fee is 0.25% in the event that the aggregate outstanding principal balance of the loan, plus the outstanding aggregate purchase price under all reverse repurchase agreements between the Fund and Societe Generale, is greater than 80% of the loan commitment amount. The interest on the loan is calculated at a variable rate based on a benchmark (currently LIBOR, but subject to transition to adjusted SOFR, or an alternative benchmark, upon the occurrence of certain benchmark transition events including the cessation of publication of LIBOR) plus any applicable margin. Securities held by the Fund are subject to a lien, granted to Societe Generale, to the extent of the borrowing outstanding and any additional expenses. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the loan for the six months ended June 30, 2022 was $2,794,526. For the six months ended June 30, 2022, the Fund incurred commitment fees in the amount of $31,125. For the six months ended June 30, 2022, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $375,237,569 and the weighted average interest rate was 1.48%. At June 30, 2022, the Fund had $373,000,000 of borrowings outstanding per the Credit Agreement.

6. Distributions subsequent to June 30, 2022

The following distributions have been declared by the Fund’s Board of Trustees and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/23/2022	7/1/2022	$0.1200
7/22/2022	8/1/2022	$0.1200
8/24/2022	9/1/2022	$0.1200
9/23/2022	10/3/2022	$0.1250
10/24/2022	11/1/2022	$0.1250
11/22/2022	12/1/2022	$0.1250

7. Stock repurchase program

On July 29, 2021, the Fund announced that the Fund’s Board of Trustees (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net

58	Western Asset Diversified Income Fund 2022 Semi-Annual Report

asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund did not repurchase any shares.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$44,173,390	$137,385,868	137,385,868	$168,803,715	168,803,715

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$17,214	—	$12,755,543

9. Deferred capital losses

As of December 31, 2021, the Fund had deferred capital losses of $2,562,601, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has

Western Asset Diversified Income Fund 2022 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the

60	Western Asset Diversified Income Fund 2022 Semi-Annual Report

repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2022, the Fund had 0.05% of its net assets invested in securities with significant economic risk or exposure to Russia.

Western Asset Diversified Income Fund 2022 Semi-Annual Report	61

Board approval of management and subadvisory agreements
(unaudited)

Background

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”) of Western Asset Diversified Income Fund (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) and Western Asset Management Company Ltd (“Western Asset Japan,” and together with Western Asset, Western Asset London and Western Asset Singapore, collectively, the “Sub-Advisers”), with respect to the Fund.

At an in-person meeting (the “Contract Renewal Meeting”) held on May 10-11, 2022, the Board, including the Independent Trustees, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton/Legg Mason Closed-end Funds”), certain portions of which are discussed below.

A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton/Legg Mason Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton/Legg Mason Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with the Contract Renewal Meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.

62	Western Asset Diversified Income Fund

At a meeting held by videoconference on April 19, 2022, the Independent Trustees, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the Franklin Templeton/Legg Mason Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 19, 2022 meeting, the Independent Trustees submitted certain questions and requests for additional information to Fund management. The Independent Trustees also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Trustees’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.

The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.

Board Approval of Management Agreement and Sub-Advisory Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.

In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.

After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements were in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for an additional one-year period.

Western Asset Diversified Income Fund	63

Board approval of management and subadvisory agreements
(unaudited) (cont’d)

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements

The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.

The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and other fund service providers and Western Asset’s coordination and oversight of the services provided to the Fund by Western Asset London, Western Asset Singapore and Western Asset Japan. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.

In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the

64	Western Asset Diversified Income Fund

Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.

The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.

Fund Performance

The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe, which included all leveraged closed-end general bond funds. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.

The Board noted that the Fund commenced operations on June 25, 2021, and had a limited performance history. Based on the reviews and discussions of Fund performance and considering other relevant factors, including those noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.

Management and Sub-Advisory Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fee payable to Western Asset under its Sub-Advisory Agreement with the Manager is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or

Western Asset Diversified Income Fund	65

Board approval of management and subadvisory agreements
(unaudited) (cont’d)

expenses otherwise incurred by the Fund’s stockholders. Similarly, the Board noted that the Sub-Advisory Fees payable to Western Asset London, Western Asset Singapore and Western Asset Japan under their respective Sub-Advisory Agreements with Western Asset are paid by Western Asset, not the Fund, and, accordingly, that the retention of Western Asset London, Western Asset Singapore and Western Asset Japan does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.

In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in an expense group (the “Expense Group”), as well as a broader group of funds, each selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.

The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was above the median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was above the median compared on the basis of both common share assets and leveraged assets. The Broadridge Expense Information also showed that the Fund’s actual total expenses were above the median on the basis of both common share assets and leveraged assets. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group.

The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.

The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

66	Western Asset Diversified Income Fund

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.

Manager Profitability

The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2021 and September 30, 2020. The Board also received profitability information with respect to the Franklin Templeton/Legg Mason fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager in the case of Western Asset and by Western Asset in the case of Western Asset London, Western Asset Singapore and Western Asset Japan, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund, it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.

Other Benefits to the Manager and the Sub-Advisers

The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s shareholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates, including the Sub-Advisers, were reasonable.

Western Asset Diversified Income Fund	67

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Diversified Income Fund was held on May 6, 2022 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of Trustees

Nominees	FOR	WITHHELD	ABSTAIN
Robert D. Agdern	40,546,870	868,973	719,373
Carol L. Colman	28,411,204	13,011,895	712,117
Daniel P. Cronin	28,250,065	13,148,845	736,306

At June 30, 2022, in addition to Robert D. Agdern, Carol L. Colman and Daniel P. Cronin, the other Trustees of the Fund were as follows:

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended December 31, 2022.

FOR	AGAINST	ABSTAIN
41,224,094	458,561	452,561

68	Western Asset Diversified Income Fund

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Shares will be automatically reinvested by Computershare Trust Company, N.A., as agent for the shareholders (the “Plan Agent”), in additional Common Shares under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

In the case of a registered shareholder such as a broker, bank or other nominee (together, a “nominee”) that holds Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified by the nominee/record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. If your Common Shares are held through a nominee and are not registered with the Plan Agent, neither you nor the nominee will be participants in or have distributions reinvested under the Plan. If you are a beneficial owner of Common Shares and wish to participate in the Plan, and your nominee is unable or unwilling to become a registered shareholder and a Plan participant on your behalf, you may request that your nominee arrange to have all or a portion of your shares re-registered with the Plan Agent in your name so that you may be enrolled as a participant in the Plan. Please contact your nominee for details or for other possible alternatives. Registered shareholders whose shares are registered in the name of one nominee firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares (plus $0.03 per share processing fee which includes any brokerage commission the Plan Agent is required to pay) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Shares at the close of trading on the NYSE on the payment date, the Fund will issue new Common Shares at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Shares on the payment date.

(2) If the net asset value per share of the Common Shares exceeds the market price of the Common Shares (plus $0.03 per share processing fee) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the shareholders; except when necessary to comply with

Western Asset Diversified Income Fund	69

Dividend reinvestment plan (unaudited) (cont’d)

applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share processing fee) rises so that it equals or exceeds the net asset value per share of the Common Shares at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund will issue the remaining Common Shares at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent through the Internet at www.computershare.com/investor, in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Shares.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct per share processing fees actually incurred from the proceeds (currently $0.05 per share, which includes any brokerage commission the Plan Agent is required to pay). There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay per share processing fees (currently $0.03 per share) incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Trustees, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Shares in your account less any applicable fees.

70	Western Asset Diversified Income Fund

You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Shares on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent through the Internet at www.computershare.com/investor, in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Diversified Income Fund	71

Western Asset

Diversified Income Fund

Trustees

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset Diversified Income Fund

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

WDI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Diversified Income Fund

Western Asset Diversified Income Fund

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset Diversified Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX647409 8/22 SR22-4477

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.
(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Diversified Income Fund

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2022